Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables	12 Months Ended
Dec. 31, 2025
Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables [Abstract]
Realized and net change in unrealized gains and (losses) on ETP payables
18.	Realized and net change in unrealized gains and (losses) on ETP payables

	Year ended December 31,
	2025	2024
Realized loss on ETPs	$(55,922,051)	$(271,659,058)
Unrealized gain / (loss) on ETPs	406,887,155	(80,869,696)
	$350,965,104	$(352,528,754)